UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS International Select Equity Fund

	Shares	Value ($)

Common Stocks 91.9%
Australia 1.5%
BHP Billiton Ltd. (Cost $1,670,004)	81,000	1,525,361
Austria 2.4%
Intercell AG* (Cost $2,104,452)	74,463	2,451,929
Brazil 1.7%
Petroleo Brasileiro SA (ADR) (Cost $2,897,368)	66,400	1,739,680
Canada 1.5%
Potash Corp. of Saskatchewan, Inc. (Cost $2,367,251)	20,615	1,550,816

China 2.6%
China Life Insurance Co., Ltd. "H" (Cost $3,845,395)	1,004,900	2,662,545
Denmark 4.9%
Carlsberg AS "B" (a)	40,875	1,349,629
Novo Nordisk AS "B"	69,500	3,708,531

(Cost $8,688,621)		5,058,160
Finland 2.7%
Fortum Oyj	89,100	1,739,499
Nokia Oyj	82,600	1,013,723

(Cost $5,721,529)		2,753,222
France 10.1%
Alstom SA	19,818	961,626
AXA SA	144,379	2,249,347
BNP Paribas	51,594	1,976,732
Societe Generale	27,551	1,161,657
Total SA	57,923	2,897,408
Vallourec SA	10,808	1,063,250

(Cost $13,501,989)		10,310,020
Germany 15.1%
Allianz SE (Registered)	17,720	1,491,376
BASF SE	52,500	1,519,797
Bayer AG (a)	73,227	3,908,510
Deutsche Boerse AG	21,200	1,065,983
Deutsche Telekom AG (Registered) (a)	174,400	2,107,938
E.ON AG	53,106	1,708,593
Linde AG	23,900	1,593,521
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	15,600	2,074,392

(Cost $16,972,837)		15,470,110
Hong Kong 2.0%
China Mobile Ltd. (Cost $2,443,356)	230,500	2,079,334
Ireland 1.0%
CRH PLC (Cost $1,199,347)	43,700	1,016,627
Italy 2.4%
Intesa Sanpaolo	316,300	996,615
Saipem SpA	95,000	1,449,858

(Cost $3,542,354)		2,446,473
Japan 14.9%
Astellas Pharma, Inc.	57,700	2,175,827
Canon, Inc.	71,150	1,912,283
East Japan Railway Co.	21,370	1,447,936
Japan Tobacco, Inc.	592	1,691,576
Mitsubishi Corp.	143,700	1,901,498
Mitsubishi UFJ Financial Group, Inc.	280,700	1,556,780
Nintendo Co., Ltd.	5,500	1,691,975
Nippon Telegraph & Telephone Corp.	32,595	1,571,559
Seven & I Holdings Co., Ltd.	50,000	1,332,569

(Cost $20,301,912)		15,282,003
Luxembourg 1.3%
ArcelorMittal (a) (Cost $2,868,149)	58,069	1,304,210

Mexico 0.9%
America Movil SAB de CV "L" (ADR) (Cost $1,762,466)	31,600	900,916
Norway 2.5%
StatoilHydro ASA (Cost $4,067,604)	150,300	2,591,991
Russia 1.2%
Gazprom (ADR) (Cost $3,553,373)	91,500	1,187,573
Singapore 1.3%
United Overseas Bank Ltd. (Cost $2,468,998)	173,000	1,339,793
Spain 2.4%
Telefonica SA (Cost $2,445,272)	136,154	2,422,008
Switzerland 11.0%
ABB Ltd. (Registered)*	128,362	1,668,607
Lonza Group AG (Registered)	17,949	1,637,477
Nestle SA (Registered)	62,035	2,144,808
Novartis AG (Registered)	31,859	1,318,240
Roche Holding AG (Genusschein)	21,934	3,084,055
Xstrata PLC	167,283	1,374,283

(Cost $14,572,573)		11,227,470
United Kingdom 8.5%
AMEC PLC	139,045	1,136,372
Babcock International Group PLC	86,043	630,267
BG Group PLC	203,629	2,810,838
HSBC Holdings PLC	193,204	1,507,670
Vodafone Group PLC	1,401,213	2,611,400

(Cost $11,097,598)		8,696,547

Total Common Stocks (Cost $128,092,448)		94,016,788
Exchange Traded Fund 4.4%
Japan
iShares MSCI Japan Index Fund (Cost $6,214,746)	539,268	4,546,029
Securities Lending Collateral 8.8%
Daily Assets Fund Institutional, 1.25% (b) (c) (Cost $9,000,454)	9,000,454	9,000,454
Cash Equivalents 6.8%
Cash Management QP Trust, 1.12% (b) (Cost $6,943,571)	6,943,571	6,943,571
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $150,251,219) †	111.9	114,506,842
Other Assets and Liabilities, Net	(11.9)	(12,168,646)

Net Assets	100.0	102,338,196

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $152,812,962. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $38,306,120. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,464,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,770,589.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $8,202,900 which is 8.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International

At January 31, 2009, the DWS International Select Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Health Care	18,284,569	19.5%
Financials	18,082,890	19.2%
Energy	13,813,720	14.7%
Telecommunication Services	11,693,155	12.4%
Materials	9,884,615	10.5%
Industrials	7,673,184	8.2%
Consumer Staples	6,518,582	6.9%
Information Technology	4,617,981	4.9%
Utilities	3,448,092	3.7%
Total	94,016,788	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 17,995,998
Level 2	96,510,844
Level 3	-
Total	$ 114,506,842

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009